Note 39 - Administration Costs - Other Administrative Expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Classes Of Employee Benefits Expense
Technology And Systems	€ 640,000,000	€ 604,000,000
CommunicationExpense	106,000,000	109,000,000
Advertising Expense	121,000,000	158,000,000
Property Fixtures And Materials	248,000,000	266,000,000
Of Which Rent Expenses	46,000,000	52,000,000
Taxes Other Than Income Tax	199,000,000	203,000,000
Funds Transport Monitoring And Security	84,000,000	92,000,000
Other Expense By Nature	474,000,000	521,000,000
Total Administrative Expense	€ (1,872,000,000)	€ (1,953,000,000)